Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio	Apr. 29, 2023
Select Retailing Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(29.44%)
Past 5 years	9.72%
Past 10 years	14.84%
Select Retailing Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.84%)
Past 5 years	8.17%
Past 10 years	13.55%
Select Retailing Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.04%)
Past 5 years	7.84%
Past 10 years	12.41%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1523
Average Annual Return:
Past 1 year	(28.64%)
Past 5 years	11.39%
Past 10 years	15.61%